Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Document Period End Date	Jul. 31, 2024
C000006900 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	MEDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$111	1.06%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class A shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 9.35%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	9.35%*	0.92%	2.42%
A with initial sales charge (4.25%)	4.70%	0.04%	1.98%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.46%.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 7,165,348,054
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 44,460,244	[1]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006901 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class B
Trading Symbol	MEDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$189	1.81%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class B shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.62%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	8.62%*	0.18%	1.67%
B with CDSC (declining over six years from 4% to 0%)×	4.62%	(0.15)%	1.67%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 6.25%.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 7,165,348,054
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 44,460,244	[2]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006902 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class C
Trading Symbol	MEDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$189	1.81%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class C shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.53%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	8.53%*	0.17%	1.66%
C with CDSC (1% for 12 months)×	7.53%	0.17%	1.66%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 8.44%.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 7,165,348,054
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 44,460,244	[3]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006903 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class I
Trading Symbol	MEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class I shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 9.63%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	9.63%	1.17%	2.68%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 7,165,348,054
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 44,460,244	[4]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074224 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class R1
Trading Symbol	MEDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$189	1.81%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R1 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.53%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	8.53%*	0.16%	1.66%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 8.72%.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 7,165,348,054
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 44,460,244	[5]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074225 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class R2
Trading Symbol	MEDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$137	1.31%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R2 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 9.07%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	9.07%*	0.68%	2.17%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.17%.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 7,165,348,054
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 44,460,244	[6]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074226 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Fund
Class Name	Class R3
Trading Symbol	MEDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$111	1.06%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R3 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 9.35%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	9.35%*	0.93%	2.43%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.45%.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 7,165,348,054
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 44,460,244	[7]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074227 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Fund
Class Name	Class R4
Trading Symbol	MEDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R4 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 9.71%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	9.71%*	1.18%	2.68%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.63%.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 7,165,348,054
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 44,460,244	[8]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000034483 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Fund
Class Name	Class R6
Trading Symbol	MEDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R6 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 9.75%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	9.75%*	1.28%	2.78%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.84%.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 7,165,348,054
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 44,460,244	[9]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Includes the effect of any management fee waivers.
[2]	Includes the effect of any management fee waivers.
[3]	Includes the effect of any management fee waivers.
[4]	Includes the effect of any management fee waivers.
[5]	Includes the effect of any management fee waivers.
[6]	Includes the effect of any management fee waivers.
[7]	Includes the effect of any management fee waivers.
[8]	Includes the effect of any management fee waivers.
[9]	Includes the effect of any management fee waivers.